Subsequent Events	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18: SUBSEQUENT EVENTS

On July 24, 2019, the Board of Directors declared a quarterly cash dividend in respect of the second quarter of 2019 of $0.30 per share of common stock which will be paid on October 9, 2019, to stockholders of record as of September 25, 2019. The declaration and payment of any further dividends remain subject to the discretion of the Board of Directors and will depend on, among other things, Navios Acquisition’s cash requirements as measured by market opportunities and restrictions under its credit agreements and other debt obligations and such other factors as the Board of Directors may deem advisable.

In August 2019, Navios Acquisition agreed to enter into certain financing arrangements with the purpose to refinance its Term Loan B facility of $196,800 outstanding as of June 30, 2019, maturing in June 2020. The new financing arrangements consist of the following:

  up to $90,800 sale and lease back arrangement that will finance six product tankers and will be repaid through periods ranging from three to eight years in consecutive quarterly installments of up to $2,800 each, with a repurchase obligation of up to $25,900 in total. The sale and lease back arrangement bears interest at LIBOR plus a margin ranging from 335 bps to 355 bps per annum, depending on the vessel financed.
  up to $47,200 sale and lease back arrangement that will finance three product tankers and will be repaid through periods ranging from four to seven years in consecutive quarterly installments of up to $1,300 each, with a repurchase obligation of up to $19,200 in total. The sale and lease back arrangement bears interest at LIBOR plus a margin ranging from 350 bps to 360 bps per annum, depending on the vessel financed.
  $15,000 sale and lease back arrangement that was drawn in August 2019 to finance one product tanker and has a maturity of five years. The sale and lease back arrangement is repayable over the five years in consecutive monthly instalments of $160 each and bears effective interest at LIBOR plus 345 bps per annum. The net proceeds of the sale and lease back arrangement were used to partially prepay the Term Loan B.

In August 2019, Navios Acquisition entered into an agreement to sell the Nave Electron, a 2002-built VLCC vessel of 305,178 dwt to an unaffiliated third party for a sale price of $25,250.

In August 2019, Navios Acquisition extended the duration of its existing Management Agreement with the Manager until January 01, 2025. Please refer to Note 12.

In August 2019, Navios Acquisition extended the duration of its existing Administrative Services Agreement with the Manager until January 01, 2025, to be automatically renewed for another five years.